Note 12 - Intangible assets, net (Details Textual) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
North America [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at end of period	$ 944.2	$ 944.2
South America [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at end of period	111.0	111.0
Asia Pacific, Middle East & Africa [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at end of period	33.0	33.0
Europe [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at end of period	$ 1.8	$ 15.5